Note 24 - Reportable Business Segments (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer segment	Commercial segment	Corporate and shared services	Consolidated

Sales	$2,395,624	$1,416,846	$-	$3,812,470
Gross margin	535,711	176,504	-	712,215
Depreciation of property, plant and equipment	4,567	204	-	4,771
Amortization of intangible assets	20,440	2,215	-	22,655
Administrative expenses	76,709	40,693	89,418	206,820
Selling and marketing expenses	158,770	73,260	-	232,030
Restructuring costs	3,173	4,069	8,836	16,078
Other operating expenses	78,460	9,130	-	87,590
Operating profit (loss) for the period	$193,592	$46,933	$(98,254)	$142,271
Finance costs				(88,072)
Change in fair value of derivative instruments and other				(153,226)
Other income, net				1,365
Provision for income taxes				(2,829)
Loss for the year from continued operations				(100,491)
Loss from discontinued operations				(22,379)
Loss for the year				$(122,870)

Capital expenditures	$39,475	$4,068	$-	$43,543

As at March 31, 2019
Total goodwill	$181,358	$158,563	$-	$339,921
Total assets	$1,284,435	$461,633	$-	$1,746,068
Total liabilities	$1,513,583	$201,935	$-	$1,715,518
	Consumer segment	Commercial segment	Corporate and shared services	Consolidated

Sales	$2,232,081	$1,391,477	$-	$3,623,558
Gross margin	487,175	153,336	-	640,511
Depreciation of property and equipment	3,775	340	-	4,115
Amortization of intangible assets	12,707	3,992	-	16,699
Administrative expenses	64,282	29,153	93,815	187,250
Selling and marketing expenses	161,246	70,982	-	232,228
Other operating expenses	69,690	4,800	-	74,490
Operating profit (loss) for the period	$175,475	$44,069	$(93,815)	$125,729
Finance costs				(55,972)
Change in fair value of derivative instruments and other				474,393
Other income, net				1,040
Provision for income taxes				(20,671)
Profit for the year from continued operations				$524,519
Loss from discontinued operations				(5,945)
Profit for the year				518,574

Capital expenditures	$32,252	$3,524	$-	$35,776

As at March 31, 2018
Total goodwill	$147,252	$153,421	$-	$300,673
Total assets	$1,135,325	$466,068	$-	$1,601,393
Total liabilities	$844,379	$540,479	$-	$1,384,858

Disclosure of geographical areas [text block]
	For the year ended March 31, 2019	For the year ended March 31, 2018
Canada	$413,836	$414,183
U.S.	2,624,602	2,465,794
U.K.	774,032	743,581
Total	$3,812,470	$3,623,558
	As at March 31, 2019	As at March 31, 2018
Canada	$266,775	$201,985
U.S.	223,802	207,147
International	7,941	11,687
Total	$498,518	$420,819